Entity Information	12 Months Ended
Sep. 30, 2011
Entity Information
Entity Registrant Name	LIZHAN ENVIRONMENTAL CORPORATION
Entity Central Index Key	0001489784
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	13,643,750